January 29, 2010

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street
Washington, DC 20549

     Re: Rule 24F-2 Notice for Davis New York Venture Fund, Inc. -Securities Act of 1933 - File Number #002-29858
             (for Fiscal Year ended October 31, 2009)

Gentlemen:

     Filed herewith please find Notice under Rule 24f-2 (Investment Company Act of 1940) in respect to the above-referenced registrant's registration of indefinite shares of its Fund pursuant to said rule.


     Please call me at (520) 434-3742 if you have any questions.

Sincerely,

/s/ Douglas A. Haines

Douglas A. Haines
Vice President

DAH

Enclosure